Consolidated Statement of Profit or Loss and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares
Statement of profit or loss and other comprehensive income [abstract]
Revenue	$ 499,280	$ 658,351	$ 664,120	$ 555,198
Employee benefits expense	(321,986)	(424,571)	(436,350)	(339,683)
Depreciation and amortization expense	(33,069)	(43,605)	(39,731)	(39,853)
Rental and maintenance expense	(9,116)	(12,021)	(9,980)	(9,832)
Recruitment expense	(7,666)	(10,109)	(14,201)	(10,884)
Transport and travelling expense	(1,192)	(1,572)	(1,637)	(1,461)
Telecommunication and technology expense	(10,394)	(13,705)	(11,822)	(8,826)
Interest expense	(1,651)	(2,177)	(1,936)	(8,414)
Other operating expense	(15,161)	(19,991)	(14,699)	(11,126)
Share of profit from an associate | $			139	101
Interest income	8,867	11,692	3,348	544
Other operating income	3,156	4,162	4,736	6,315
Profit before income tax	111,068	146,454	141,987	132,079
Income tax expenses	(19,948)	(26,304)	(37,049)	(28,237)
Profit for the year	91,120	120,150	104,938	103,842
Item that will not be reclassified to profit or loss
Remeasurement of retirement benefit obligation	(36)	(47)	924	276
Item that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	(11,062)	(14,586)	(14,432)	(6,500)
Total comprehensive income for the year	80,022	105,517	91,430	97,618
Profit attributable to
Owners of the Group	91,119	120,149	104,936	103,841
Non-controlling interests	1	1	2	1
Profit for the year	91,120	120,150	104,938	103,842
Total comprehensive income attributable to
Owners of the Group	80,021	105,516	91,428	97,617
Non-controlling interests	1	1	2	1
Total comprehensive income for the year	$ 80,022	$ 105,517	$ 91,430	$ 97,618
Basic earnings per share | (per share)	$ 0.63	$ 0.83	$ 0.72	$ 0.81
Diluted earnings per share | (per share)	$ 0.63	$ 0.83	$ 0.72	$ 0.81
Weighted average number of ordinary shares used in computing basic earnings per share	144,785,247	144,785,247	145,298,557	128,803,824
Weighted average number of ordinary shares used in computing diluted earnings per share	144,825,713	144,825,713	145,298,557	128,830,134